Share-Based Compensation Plans (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Compensation Plans [Abstract]
Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise price

The changes in number of time vesting stock options outstanding and their weighted average exercise price under the Omnibus Plan and Historic Plan have been summarized below:

	Historic plan		Omnibus Plan
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, January 1, 2025	52,628	$70.83	773,178	$13.35
Forfeited	—	$—	(15,684)	$11.89
Exercised	—	$—	(22,884)	$13.38
Outstanding June 30, 2025	52,628	$70.83	734,610	$13.38

Schedule of Number of Restricted Share Units Outstanding

The movement under the Historic Plan was as follows:

RSUs with time and performance criteria
Outstanding, January 1, 2025	124,080
Forfeited	—
Outstanding, June 30, 2025	124,080

The movement under the Omnibus Plan was as follows:

	RSUs with time criteria	PSUs with time and performance criteria	DSUs
Outstanding, January 1, 2025	964,705	555,162	189,434
Granted	257,510	204,939	23,449
Settled	(443,485)	(187,349)	—
Forfeited	(47,236)	(31,437)	—
Outstanding, June 30, 2025	731,494	541,315	212,883